PROPOSED BUSINESS COMBINATION - Additional Information (Details)		9 Months Ended	12 Months Ended
	May 25, 2021 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) Vote	Dec. 31, 2020 USD ($)
Business Acquisition [Line Items]
Cash consideration transferred		$ 5,014,500	$ 130,000
Foresight Acquisition Corp [Member]
Business Acquisition [Line Items]
Number of votes per share | Vote		1
Common Class A | Foresight Acquisition Corp [Member]
Business Acquisition [Line Items]
Number of votes per share | Vote		1
P3 Health Group Holdings, LLC [Member] | Foresight Acquisition Corp [Member]
Business Acquisition [Line Items]
Business combination, consideration transferred	$ 2,126,000,000
Business combination, consideration transferred, other	208,703,070
Cash consideration transferred	305
Business combination, equity interests issued and issuable	$ 180,000,000
P3 Health Group Holdings, LLC [Member] | Blocker Agreement [Member] | Foresight Acquisition Corp [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired	100.00%
P3 Health Group Holdings, LLC [Member] | Surviving Company Common Units [Member] | Foresight Acquisition Corp [Member]
Business Acquisition [Line Items]
Number of shares of equity interests issued | shares	182,104,693
Business acquisition, share price | $ / shares	$ 10
Series of Individually Immaterial Business Acquisitions [Member] | Foresight Acquisition Corp [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of voting interests acquired	28.60%
Business combination, consideration transferred	$ 2,126,000,000
Business acquisition, share price | $ / shares	$ 10
Series of Individually Immaterial Business Acquisitions [Member] | Common Class A | Subscription Agreements [Member] | Foresight Acquisition Corp [Member]
Business Acquisition [Line Items]
Number of shares of equity interests issued | shares	20,870,307
Business acquisition, share price | $ / shares	$ 10.00
Business acquisition, equity interest issued or issuable, value assigned	$ 208,703,070